Basis of Presentation and Significant Accounting Policies Accounts Receivable Allowance Reconciliation (Details) - Successor - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Accounts receivable allowance balance, beginning of the period	$ 7,313	$ 16,254
Additions charged to costs and expenses	7,873	21,306
Deductions	(7,010)	(18,515)
Allowance distributed in Publishing Spin-off		(11,732)
Accounts receivable allowance balance, end of the period	$ 8,176	$ 7,313